Debt securities - US operations (Details) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018
Financial investments
Debt securities	$ 134,570	[1],[2]	$ 113,860
Operating segments | US
Financial investments
Debt securities	58,528		52,974
Operating segments | US | Available-for-sale
Financial investments
Debt securities	57,091		52,025
Operating segments | US | Fair value through profit or loss
Financial investments
Debt securities	1,437		949
Operating segments | US | Government
Financial investments
Debt securities	7,890		6,960
Operating segments | US | Publicly traded and SEC rule 144A securities
Financial investments
Debt securities	34,781		33,363
Operating segments | US | Non-SEC Rule 144A securities
Financial investments
Debt securities	9,842		8,061
Operating segments | US | Asset-backed securities
Financial investments
Debt securities	$ 6,015		$ 4,590

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $90 million of lent securities as at 31 December 2019 (31 December 2018: $10,543 million, of which $107 million were from continuing operations).
[2]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1